Commitments and Contingencies (Details Narrative) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 20, 2024	Jan. 09, 2023	Jan. 06, 2023	Jan. 06, 2023	Jan. 04, 2023	Dec. 30, 2022	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares									6,000,000
Alpha Time Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares	3,403,976					5,800
Payments for underwriting expense					$ 1,500,000
Number of stock exercisable, shares					115,500
Share issued price per share		$ 10.18			$ 2.00
Option description						The option and the 58,000 Units, as well as the 58,000 ordinary shares, the warrants to purchase 58,000 ordinary shares that may be issued upon exercise of the option and the rights to purchase 5,800 ordinary shares upon the completion of an initial business combination, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales in our IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities, except as permitted under FINRA Rule 5110(e)(2). The Company determined fair value of the Unit Purchase Option issued to the underwriters and recorded an amount to additional paid-in capital, net of purchased cost, in the balance sheets on the day of the IPO which is the grant date.
Option description						$ 58,000
Alpha Time Acquisition Corp [Member] | HCYC Holding Company [Member]
Subsidiary, Sale of Stock [Line Items]
Other liabilities current										$ 501,897	$ 0
Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares						58,000
Over-Allotment Option [Member] | Alpha Time Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares		900,000	900,000	900,000	900,000
Sale of price per share		$ 10.00	$ 10.00	$ 10.00
Payments for underwriting expense		$ 112,500
Share price					$ 0.35
Deferred underwriting commission					$ 2,415,000
Number of stock exercisable, shares			900,000
Unit Purchase Option [Member] | Alpha Time Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares						5,800
Sale of price per share						$ 100
Number of stock exercisable, shares						58,000
Share issued price per share						$ 11.50
Percentage of market value						115.00%
Option description						The option and the 58,000 Units, as well as the 58,000 ordinary shares, the warrants to purchase 58,000 ordinary shares that may be issued upon exercise of the option and the rights to purchase 5,800 ordinary shares upon the completion of an initial business combination, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales in our IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities, except as permitted under FINRA Rule 5110(e)(2). The Company determined fair value of the Unit Purchase Option issued to the underwriters and recorded an amount to additional paid-in capital, net of purchased cost, in the balance sheets on the day of the IPO which is the grant date.
Option description						$ 58,000
Unit Purchase Option [Member] | Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares						58,000
Unit Purchase Option [Member] | Alpha Time Acquisition Corp [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Issue of ordinary shares, shares						58,000